Statements of cash flows_Significant non-cash transactions (Details)		12 Months Ended
		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Cash flow noncash investing and financing activities disclosure [Abstract]
Changes in other comprehensive income related to valuation of financial assets at FVTOCI		₩ (14,141,000,000)	$ (12,238,000)	₩ 2,505,000,000	₩ 0
Changes in other comprehensive income related to available-for-sale securities	[1]	0	0	0	(84,498,000,000)
Changes in other comprehensive income related to valuation of equity method investments		613,000,000		2,958,000,000	612,000,000
Changes in other comprehensive gain or loss related to valuation of cash flow hedge		(1,823,000,000)	$ (1,578,000)	(4,646,000,000)	777,000,000
Changes in equity related to assets held for sale		0		(4,145,000,000)	4,145,000,000
Changes in financial assets at FVTOCI as a result of debt-equity swap		96,527,000,000		14,378,000,000	0
Changes in investments in associates due to accounts transfer		651,000,000		(89,151,000,000)	(62,571,000,000)
Changes in investments in associates due to debt-equity swap				0	51,227,000,000
Classified to premises and equipment from investment properties		166,892,000,000		0	0
Changes in intangible assets related to account payables		29,705,000,000		0	0
Classified to assets held for distribution (sale) from premises and equipment		(95,000,000)		6,243,000,000	0
Increase in right-of-use assets and lease liabilities		692,103,000,000		00	0
Changes in unpaid dividends of hybrid equity securities		0		3,569,000,000	(10,658,000,000)
Comprehensive stock exchange		₩ 581,609,000,000		₩ 0	₩ 0

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 were prepared in accordance with IFRS 9; however, the comparative consolidated statement of comprehensive income for the year ended December 31, 2017 was not retrospectively restated in accordance with IFRS 9